Organization and Nature of Operations - Summary of Company's Principal Subsidiaries and VIEs (Parenthetical) (Detail) ¥ in Thousands			12 Months Ended
	Jan. 04, 2022 CNY (¥)	Feb. 13, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Feb. 13, 2020 $ / shares
Statement Lineitem [Line Items]
Capital contribution representing a notional amount			¥ 50,000	¥ 0	¥ 0
Zhaoqing Xpeng [Member]
Statement Lineitem [Line Items]
Percentage of Equity interest subscribed						50.00%
Zhaoqing Kunpeng [Member]
Statement Lineitem [Line Items]
Percentage of Equity interest subscribed						50.00%
Capital contribution representing a notional amount		¥ 0
Zhaoqing Kunpeng [Member] | Subsequent Event [Member]
Statement Lineitem [Line Items]
Percentage of Equity Interest Transferred	50.00%
Cash Consideration	¥ 1
Zhaoqing Kunpeng [Member] | Share Transfer Agreement [Member]
Statement Lineitem [Line Items]
Percentage of equity interest agreed to transfer as per agreement						50.00%
Share price | $ / shares						$ 1
Chengxing [Member]
Statement Lineitem [Line Items]
Equity interest acquired, percentage			100.00%